Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory	Inventory
As of March 31, 2022 and December 31, 2021, inventory is comprised of raw materials, labor, and overhead costs incurred for the production of the Company’s rockets.

	As of
	March 31, 2022	December 31, 2021
	(In thousands)
Raw materials	$21,738	$18,890
Work in process	29,839	27,123
Inventories, gross	51,577	46,013
Provision for contract losses	(5,796)	(11,626)
Reserve for inventory excess and obsolescence	(1,053)	(460)
Inventory	$44,728	$33,927
As of March 31, 2022, the Company determined inventory related to a certain near-term rocket build was not recoverable. As a result, we wrote down inventory of $1.6 million for the three months ended March 31, 2022 to our estimated net realizable value.
Inventory
As of December 31, 2021, inventory is comprised of raw materials, labor, and overhead costs incurred for the production of the Company’s rockets and bridge ventilator spare parts. As of December 31, 2020, inventory was comprised entirely of bridge ventilator spare parts given technological feasibility was not reached until January 2021. Inventory consists of the following as of December 31, 2021, and December 31, 2020:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Raw materials	$18,890	$66
Work in process	27,123	—
Inventories, gross	46,013	66
Provision for contract losses	(11,626)	—
Reserve for inventory excess and obsolescence	(460)	—
Inventory	$33,927	$66
For the year ended December 31, 2021, the Company determined inventory related to certain near-term rocket builds was not recoverable. As a result, the Company recognized an expense of $4.1 million to write-down inventory to our estimated net realizable value.